Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment	$ 44,810	$ 44,810	$ 56,730
Less:? accumulated depreciation	36,933	32,202	28,381
Property and equipment, net	7,877	12,608	28,349
Machinery and Equipment [Member]
Property and Equipment	5,010	5,010	9,770
Furniture and Fixtures [Member]
Property and Equipment	12,753	12,753	19,913
Vehicles [Member]
Property and Equipment	14,400	14,400	14,400
Office and Computer Equipment [Member]
Property and Equipment	$ 12,647	$ 12,647	$ 12,647